EATON VANCE ADVISERS
                            SENIOR FLOATING-RATE FUND

                            Supplement to Prospectus
                              dated March 20, 1998


     1. The Fund's shares may be made available through financial service firms who have a service agreement with the Fund, which are also Authorized Firms.

     2. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.


October 7, 1998                                                          I-SFRPS